TAXES ON INCOME: - Schedule of taxes on income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXES ON INCOME:
Loss carryforward	$ 101
UK
TAXES ON INCOME:
Corporate tax rate	19.00%	19.00%
Israel
TAXES ON INCOME:
Corporate tax rate	23.00%	23.00%
Developed areas in Israel
TAXES ON INCOME:
Corporate tax rate	6.00%	6.00%